Equity	12 Months Ended
Mar. 31, 2016
Notes to Financial Statements
Note 6 - Equity

Preferred Stock

The Company has authorized 50,000,000 preferred shares with a par value of $0.00001 per share. Board of Directors are authorized to divide the authorized shares of Preferred Stock into one or more series, each of which shall be so designated as to distinguish the shares thereof from the shares of all other series and classes.

Series A Preferred Stock

The Company has designated 10,000,000 preferred shares of Series A Preferred Stock with a par value of $0.00001 per share. As at March 31, 2016 and 2015, the Company had 8,000,000 shares of Series A Preferred Stock issued and outstanding.

Series B Preferred Stock

The Company has designated 10,000,000 preferred shares of Series B Preferred Stock with a par value of $0.00001 per share. As at March 31, 2016 and 2015, the Company had no shares of Series B Preferred Stock issued and outstanding.

Common Stock

On June 28, 2016, with an effective date of July 13, 2016, the Company filed Amended and Restated Articles of Incorporation with the Nevada Secretary of State to effect a 1-for-200 share Reverse Split of the Company's issued and outstanding common stock. Common share amounts and per share amounts in these financial statements have been retroactively adjusted to reflect this reverse split.

On April 1, 2014 the Company entered into a consulting services contract with Theo van der Linde. The contract terminated on October 31, 2014. Mr. van der Linde received 15,000 shares of the Company's common stock representing payment of $100,000 for services rendered for the term of the agreement.

On April 1, 2014 the Company entered into a consulting services contract with Jack Bakker. The contract terminated on October 31, 2014. Mr. Bakker received 15,000 shares of the Company's common stock representing payment of $100,000 for services rendered for the term of the agreement.

On April 3, 2014 the Company issued 6,500 shares of its common stock to two (2) consultants for debt settlement of $65,000. As a result, the Company recorded a loss on debt settlement of $122,541. These shares were issued in June 2015.

On September 1, 2014 the Company entered into an Executive Employment Agreement with Mr. Terry Christopher. Mr. Christopher a geologist served as an advisor to the Company since September of 2014. Mr. Christopher received 6,000 shares of the Company's common stock as part of the agreement.

On June 8, 2015, Troy Grant, the Company's former chief executive officer and sole member of the Board of Directors and current Chief Operating Officer, was issued 325,000 shares of restricted Common Stock in exchange for accrued salaries, bonus and expenses of $300,000. No shares have been issued to Mr. Grant prior to June 9, 2015 with regard to deferred salary and bonus.

On March 21, 2016, the Company issued 3,750 shares of common stock to a consultant, who is married to the CEO, with a fair value of $225,000 for consulting services (see Note 4).

As of March 31, 2016 and 2015, the Company had 372,375 and 1,125 shares of common stock issued and outstanding, respectively.

Loss on Debt Settlement

In June 2015, 6,500 shares of common stock, having a market value of $187,514, were issued to two consultants to settle debt of $65,000 (April 3, 2014 above). The Company reconginzed a loss on debt settlement of $122,541 and recorded this amount to additional paid in capital.